Activities Related to Unrecognized Tax Benefits for Uncertain Tax Positions (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Uncertainties [Abstract]
Beginning balance	$ 26,060	$ 23,467	$ 26,357	$ 22,718
Increase related to prior year tax positions, including recorded in acquisition accounting	229	2,582	370	2,000
Decrease related to prior year tax positions	(8)	(1,398)	(1,506)
Decrease related to divestiture of business			(345)
Decrease related to prior year tax position due to lapse of applicable statute of limitation	(384)	(1,019)	(2,122)	(820)
Increase related to current year tax positions, including recorded in acquisition accounting		1,661	3,225	3,544
Decrease related to settlements with tax Authorities			(2,000)
Effect of exchange rate changes	(108)	767	(512)	(1,085)
Ending balance	$ 25,789	$ 26,060	$ 23,467	$ 26,357